Goodwill and Intangible Assets, Net	9 Months Ended
Sep. 30, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets, Net
5.	GOODWILL AND INTANGIBLE ASSETS, NET

Goodwill

The changes in the carrying amount of goodwill for each reporting unit with goodwill for the years ended December 31, 2015 and 2016 and for the nine months ended September 30, 2017 are as follows (in thousands):

	QuaDPharma	Polymed	Oncology Innovation Platform	Total
Balance as of December 31, 2014	$4,586	$—	$—	$4,586
Goodwill acquired in connection with acquisitions	—	22,204	11,379	33,583
Effect of currency translation adjustment	—	(173)	—	(173)

Balance as of December 31, 2015	4,586	22,031	11,379	37,996
Effect of currency translation adjustment	—	(439)	(5)	(444)

Balance as of December 31, 2016	4,586	21,592	11,374	37,552
Effect of currency translation adjustment	—	222	(83)	139

Balance as of September 30, 2017 (unaudited)	$4,586	$21,814	$11,291	$37,691

Intangible Assets, Net

The Company’s identifiable intangible assets, net, consist of the following (in thousands):

	December 31, 2015
	Cost/Fair Value	Accumulated Amortization	Impairments	Net
Amortizable intangible assets:
Licenses	$400	$100	$—	$300
QuaDPharma customer list	204	39	—	165
Polymed customer list	1,593	157	—	1,436
Polymed technology	3,712	180	—	3,532
Indefinite-lived intangible assets:
CDE in-process research and development (IPR&D)	1,884	—	—	1,884
Effect of currency translation adjustment	(159)	—	—	(159)

Total intangible assets, net	$7,634	$476	$—	$7,158

	December 31, 2016
	Cost/Fair Value	Accumulated Amortization	Impairments	Net
Amortizable intangible assets:
Licenses	$3,100	$315	$—	$2,785
QuaDPharma customer list	204	58	146	—
Polymed customer list	1,593	414	—	1,179
Polymed technology	3,712	437	—	3,275
Indefinite-lived intangible assets:
CDE in-process research and development (IPR&D)	1,884	—	248	1,636
Effect of currency translation adjustment	(411)	—	—	(411)

Total intangible assets, net	$10,082	$1,224	$394	$8,464

	September 30, 2017 (unaudited)
	Cost/Fair Value	Accumulated Amortization	Impairments	Net
Amortizable intangible assets:
Licenses	$4,650	$952	$—	$3,698
Polymed customer list	1,593	611	—	982
Polymed technology	3,712	672	—	3,040
Product rights	530	100	—	430
Indefinite-lived intangible assets:
CDE in-process research and development (IPR&D)	1,106	—	80	1,026
Effect of currency translation adjustment	(271)	—	—	(271)

Total intangible assets, net	$11,320	$2,335	$80	$8,905

As of December 31, 2016, licenses at cost include an Orascovery license of $0.4 million and a license purchased from Gland Pharma Ltd (“Gland”) of $2.7 million. The Orascovery license with Hanmi Pharmaceuticals Co. Ltd. (“Hanmi”) was purchased directly from Hanmi and is being amortized on a straight-line basis over a period of 12.75 years, the remaining life of the license agreement at the time of purchase.

The license purchased from Gland is being amortized on a straight-line basis over a period of 5 years, the remaining life of the license agreement at the time of purchase. During the nine months ended September 30, 2017, the Company purchased additional licenses from Gland for $1.6 million which are being amortized over a period of 5 years.

The remaining intangible assets were acquired in connection with the acquisitions of QuaDPharma, Polymed, and CDE. Intangible assets are amortized using an economic consumption model over their useful lives. The QuaDPharma customer list was being amortized on a straight-line basis over 7 years. The Polymed customer list and technology are amortized on a straight-line basis over 6 and 12 years, respectively. The CDE in-process research and development, or IPR&D, will not be amortized until the related projects are completed. IPR&D will be tested annually for impairment, unless conditions exist causing an earlier impairment test (i.e. abandonment of project). No impairment charges were recorded during 2015. During the year ended December 31, 2016, impairment charges of $0.2 million and $0.1 million were recorded within research and development costs and selling, general, and administrative costs, respectively, in the 2016 consolidated statement of operations and comprehensive loss. The charge of $0.2 million was due to the impairment of CDE’s IPR&D. One drug development project included within IPR&D was abandoned and therefore, the related balance was written off as impaired. The charge of $0.1 million was due to the impairment of the QuaDPharma customer list. This was due to the business model change of QuaDPharma from a contract manufacturer to a facility primarily producing FDA shortage products under 503B regulations, which changed the Company’s anticipated use of the customer list. During the nine months ended September 30, 2017, the Company abandoned a project within IPR&D and therefore, the related balance of $0.1 million was written-off as impaired and is included within research and development expenses in the consolidated statement of operations and comprehensive loss for the nine months ended September 30, 2017. The weighted-average useful life for all intangible assets was 7.91 years as of September 30, 2017.

The Company recorded $0.4 million and $0.8 million of amortization expense for the years ended December 31, 2015 and 2016 and $0.5 million and $1.2 million for the nine months ended September 30, 2016 and 2017, respectively.

The Company expects amortization expense related to its finite-lived intangible assets for the next 5 years and thereafter to be as follows as of December 31, 2016 (in thousands):

Year ending December 31:	Estimated Amortization Expense
2017	$1,146
2018	1,146
2019	1,146
2020	1,146
2021	818
Thereafter	1,837

$7,239